Financial instruments - additional disclosures - Schedule of fair value of assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	$ 307	$ 388
Total financial assets at fair value and amortized cost or cost	2,949	2,301
Total financial liabilities at fair value and amortized cost	(4,896)	(1,113)
Measured at FVPL [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	(259)	(162)
Measured at FVPL [member] | Contingent consideration liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	(243)	(162)
Measured at FVPL [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	(16)	0
Valued at amortized cost or cost [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	(4,637)	(951)
Valued at amortized cost or cost [member] | Non-current financial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	(3,218)	0
Valued at amortized cost or cost [member] | Current financial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	(245)	(47)
Measured at FVOCI [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets at fair value and amortized cost or cost	31	19
Measured at FVOCI [member] | Long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets at fair value and amortized cost or cost	31	19
Measured at FVPL [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets at fair value and amortized cost or cost	62	98
Measured at FVPL [member] | Long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets at fair value and amortized cost or cost	28	67
Measured at FVPL [member] | Current portion of long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets at fair value and amortized cost or cost	33	31
Measured at FVPL [member] | Derivative fInancial instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets at fair value and amortized cost or cost	1	0
Valued at amortized cost or cost [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets at fair value and amortized cost or cost	2,034	1,957
Valued at amortized cost or cost [member] | Long-term receivables from customers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets at fair value and amortized cost or cost	136	164
Valued at amortized cost or cost [member] | Minimum lease payments from finance leases [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets at fair value and amortized cost or cost	78	91
Level 3 [member] | Contingent consideration liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	(243)	(162)	$ (113)
Level 3 [member] | Measured at FVOCI [member] | Long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets at fair value and amortized cost or cost	31	19	26
Level 3 [member] | Measured at FVPL [member] | Long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets at fair value and amortized cost or cost	61	98	$ 78
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	307	388
Current financial assets	533	341
Total financial assets at fair value and amortized cost or cost	840	729
Total financial liabilities at fair value and amortized cost	(3,722)	(209)
Recurring fair value measurement [member] | Measured at FVPL [member] | Contingent consideration liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	(243)	(162)
Recurring fair value measurement [member] | Measured at FVPL [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	(16)	0
Recurring fair value measurement [member] | Valued at amortized cost or cost [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	(3,463)	(47)
Recurring fair value measurement [member] | Valued at amortized cost or cost [member] | Non-current financial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	(3,218)	0
Recurring fair value measurement [member] | Valued at amortized cost or cost [member] | Current financial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	(245)	(47)
Recurring fair value measurement [member] | Measured at FVOCI [member] | Long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	31	19
Recurring fair value measurement [member] | Measured at FVPL [member] | Long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	28	67
Recurring fair value measurement [member] | Measured at FVPL [member] | Money market funds [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	120
Recurring fair value measurement [member] | Measured at FVPL [member] | Current portion of long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	33	31
Recurring fair value measurement [member] | Measured at FVPL [member] | Derivative fInancial instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	1	0
Recurring fair value measurement [member] | Valued at amortized cost or cost [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	248	302
Current financial assets	379	310
Total financial assets at fair value and amortized cost or cost	627	612
Recurring fair value measurement [member] | Valued at amortized cost or cost [member] | Long-term receivables from customers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	136	164
Current financial assets	122	133
Recurring fair value measurement [member] | Valued at amortized cost or cost [member] | Minimum lease payments from finance leases [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	78	91
Current financial assets	46	57
Recurring fair value measurement [member] | Valued at amortized cost or cost [member] | Long-term loans, advances, and security deposits [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	34	47
Recurring fair value measurement [member] | Valued at amortized cost or cost [member] | Other receivables, security deposits and current assets [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	147	52
Recurring fair value measurement [member] | Valued at amortized cost or cost [member] | VAT receivables [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	64	68
Recurring fair value measurement [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	120	0
Total financial assets at fair value and amortized cost or cost	120	0
Total financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement [member] | Level 1 [member] | Measured at FVPL [member] | Contingent consideration liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement [member] | Level 1 [member] | Measured at FVPL [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement [member] | Level 1 [member] | Valued at amortized cost or cost [member] | Non-current financial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement [member] | Level 1 [member] | Valued at amortized cost or cost [member] | Current financial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement [member] | Level 1 [member] | Measured at FVOCI [member] | Long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement [member] | Level 1 [member] | Measured at FVPL [member] | Long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement [member] | Level 1 [member] | Measured at FVPL [member] | Money market funds [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	120
Recurring fair value measurement [member] | Level 1 [member] | Measured at FVPL [member] | Current portion of long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement [member] | Level 1 [member] | Measured at FVPL [member] | Derivative fInancial instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement [member] | Level 1 [member] | Valued at amortized cost or cost [member] | Long-term receivables from customers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement [member] | Level 1 [member] | Valued at amortized cost or cost [member] | Minimum lease payments from finance leases [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement [member] | Level 1 [member] | Valued at amortized cost or cost [member] | Long-term loans, advances, and security deposits [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement [member] | Level 1 [member] | Valued at amortized cost or cost [member] | Other receivables, security deposits and current assets [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement [member] | Level 1 [member] | Valued at amortized cost or cost [member] | VAT receivables [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	1	0
Total financial assets at fair value and amortized cost or cost	1	0
Total financial liabilities at fair value and amortized cost	(16)	0
Recurring fair value measurement [member] | Level 2 [member] | Measured at FVPL [member] | Contingent consideration liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement [member] | Level 2 [member] | Measured at FVPL [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	(16)	0
Recurring fair value measurement [member] | Level 2 [member] | Valued at amortized cost or cost [member] | Non-current financial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement [member] | Level 2 [member] | Valued at amortized cost or cost [member] | Current financial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement [member] | Level 2 [member] | Measured at FVOCI [member] | Long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement [member] | Level 2 [member] | Measured at FVPL [member] | Long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement [member] | Level 2 [member] | Measured at FVPL [member] | Money market funds [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0
Recurring fair value measurement [member] | Level 2 [member] | Measured at FVPL [member] | Current portion of long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement [member] | Level 2 [member] | Measured at FVPL [member] | Derivative fInancial instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	1	0
Recurring fair value measurement [member] | Level 2 [member] | Valued at amortized cost or cost [member] | Long-term receivables from customers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement [member] | Level 2 [member] | Valued at amortized cost or cost [member] | Minimum lease payments from finance leases [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement [member] | Level 2 [member] | Valued at amortized cost or cost [member] | Long-term loans, advances, and security deposits [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement [member] | Level 2 [member] | Valued at amortized cost or cost [member] | Other receivables, security deposits and current assets [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement [member] | Level 2 [member] | Valued at amortized cost or cost [member] | VAT receivables [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	59	86
Current financial assets	33	31
Total financial assets at fair value and amortized cost or cost	92	117
Total financial liabilities at fair value and amortized cost	(243)	(162)
Recurring fair value measurement [member] | Level 3 [member] | Measured at FVPL [member] | Contingent consideration liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	(243)	(162)
Recurring fair value measurement [member] | Level 3 [member] | Measured at FVPL [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement [member] | Level 3 [member] | Valued at amortized cost or cost [member] | Non-current financial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement [member] | Level 3 [member] | Valued at amortized cost or cost [member] | Current financial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement [member] | Level 3 [member] | Measured at FVOCI [member] | Long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	31	19
Recurring fair value measurement [member] | Level 3 [member] | Measured at FVPL [member] | Long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	28	67
Recurring fair value measurement [member] | Level 3 [member] | Measured at FVPL [member] | Money market funds [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0
Recurring fair value measurement [member] | Level 3 [member] | Measured at FVPL [member] | Current portion of long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	33	31
Recurring fair value measurement [member] | Level 3 [member] | Measured at FVPL [member] | Derivative fInancial instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement [member] | Level 3 [member] | Valued at amortized cost or cost [member] | Long-term receivables from customers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement [member] | Level 3 [member] | Valued at amortized cost or cost [member] | Minimum lease payments from finance leases [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement [member] | Level 3 [member] | Valued at amortized cost or cost [member] | Long-term loans, advances, and security deposits [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement [member] | Level 3 [member] | Valued at amortized cost or cost [member] | Other receivables, security deposits and current assets [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement [member] | Level 3 [member] | Valued at amortized cost or cost [member] | VAT receivables [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	$ 0	$ 0